Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended									3 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Jun. 30, 2020	May 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from issuance of convertible preferred stock											$ 0	$ 214,790	$ 96,529
Temporary Equity, Original Issue Price									$ 8.2482
Temporary equity, stock issued during period, value, new issues									$ 15,000	$ 0
Stock-based compensation expense									7,300
Deemed dividend									$ 1,800
Preferred stock, dividend rate, percentage											6.00%
Preferred stock, voting rights											63%
Proceeds from Issuance Initial Public Offering											$ 75,000
Maximum [Member]
Working capital revolving debt											50,000
Minimum [Member]
Working capital revolving debt											$ 20,000
Common Stock [Member]
Temporary equity, shares issued									1,270,078
Series D Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock								$ 48,600	$ 48,600
Temporary equity, shares issued								5,886,737	5,886,737
Temporary Equity, Original Issue Price								$ 8.2482	$ 8.2482	$ 8.2482	$ 8.2482	$ 8.2482
Series Seed Convertible Preferred Stock. [Member]
Temporary equity, shares issued									178,519
Temporary Equity, Original Issue Price										0.6168	0.6168	0.6168
Series A Convertible Preferred Stock [Member]
Temporary equity, shares issued									369,981
Temporary Equity, Original Issue Price										0.6168	0.6168	$ 0.6168
Series D1 Convertible Preferred Stock. [Member]
Proceeds from issuance of convertible preferred stock					$ 48,200	$ 48,200	$ 48,200
Temporary equity, shares issued					4,518,724	4,518,724	4,518,724						4,518,724
Temporary Equity, Original Issue Price					$ 10.6703	$ 10.6703	$ 10.6703				8.1368
Temporary equity conversion price											1.0136935
Series D2 Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock			$ 90,000	$ 90,000
Temporary equity, shares issued			12,373,174	12,373,174
Temporary Equity, Original Issue Price			$ 7.2738	$ 7.2738							10.2486
Temporary equity conversion price											1.0411425
Series E Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock	$ 125,000	$ 125,000
Temporary equity, shares issued	12,552,973	12,552,973										12,552,973
Temporary Equity, Original Issue Price	$ 9.9578	$ 9.9578								$ 9.9578	$ 9.9578	$ 9.9578